Stockholders' Equity (At-the-Market) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares repurchased and retired (in shares)		5,025,374	3,521,420	0
At The Market
Class of Stock [Line Items]
Distribution agreement term	3 years
At-the-market, maximum potential proceeds	$ 400,000
Sales commission, percent of gross sales price	2.00%
Number of shares issued (in shares)		0	0	339,382
Value remaining outstanding for future offerings		$ 390,000
Gross proceeds (usd per share)				$ 29.60
Proceeds from sale of stock				$ 9,900
Debt issuance fees				$ 100